Commitments	12 Months Ended
Dec. 31, 2011
COMMITMENTS

12. COMMITMENTS

The following disclosures exclude any businesses classified as discontinued operations or held-for-sale.

OPERATING LEASES—As of December 31, 2011, the Company was obligated under long-term non-cancelable operating leases, primarily for certain transmission lines, office rental and site leases. Rental expense for lease commitments under these operating leases for the years ended December 31, 2011, 2010 and 2009 was $63 million, $56 million and $60 million, respectively.

The table below sets forth the future minimum lease commitments under these operating leases as of December 31, 2011 for 2012 through 2016 and thereafter:

December 31,		Future Commitments for Operating Leases
		(in millions)
2012	.	$57
2013	.	57
2014	.	55
2015	.	54
2016	.	54
Thereafter		730
Total		$1,007

CAPITAL LEASES—Several AES subsidiaries lease operating and office equipment and vehicles that are considered capital lease transactions. These capital leases are recognized in Property, Plant and Equipment within “Electric generation and distribution assets” and primarily relate to transmission lines at our subsidiaries in Brazil. The gross value of the leased assets as of December 31, 2011 and 2010 was $95 million and $97 million, respectively.

The following table summarizes the future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of December 31, 2011 for 2012 through 2016 and thereafter:

December 31,		Future Minimum Lease Payments
		(in millions)
2012	.	$14
2013	.	11
2014	.	10
2015	.	9
2016	.	9
Thereafter		125
Total		$178
Less: Imputed interest		106
Present value of total minimum lease payments		$72

CONTRACTS—Operating subsidiaries of the Company have entered into contracts for the purchase of electricity from third parties that primarily include energy auction agreements at our Brazil subsidiaries with extended terms from 2012 through 2028 and in some cases are subject to variable quantities or prices. Purchases in the years ended December 31, 2011, 2010 and 2009 were approximately $2.5 billion, $2.4 billion and $2.1 billion, respectively.

The table below sets forth the future minimum commitments under these electricity purchase contracts at December 31, 2011 for 2012 through 2016 and thereafter:

December 31,		Future Commitments for Electricity Purchase Contracts
		(in millions)
2012	.	$2,800
2013	.	2,412
2014	.	2,034
2015	.	1,995
2016	.	1,979
Thereafter		23,887
Total		$35,107

Operating subsidiaries of the Company have entered into various long-term contracts for the purchase of fuel subject to termination only in certain limited circumstances and in some cases are subject to variable quantities or prices. Purchases in the years ended December 31, 2011, 2010 and 2009 were $1.7 billion, $1.7 billion and $1.2 billion, respectively.

The table below sets forth the future minimum commitments under these fuel contracts as of December 31, 2011 for 2012 through 2016 and thereafter:

December 31,		Future Commitments for Fuel Contracts
		(in millions)
2012	.	$1,980
2013	.	1,187
2014	.	790
2015	.	663
2016	.	661
Thereafter		4,875
Total		$10,156

The Company's subsidiaries have entered into other various long-term contracts. These contracts are mainly for construction projects, service and maintenance, transmission of electricity and other operation services. Payments under these contracts for the years ended December 31, 2011, 2010 and 2009 were $1.7 billion, $1.6 billion and $2.7 billion, respectively.

The table below sets forth the future minimum commitments under these other purchase contracts as of December 31, 2011 for 2012 through 2016 and thereafter:

December 31,		Future Commitments for Other Purchase Contracts
		(in millions)
2012	.	$1,831
2013	.	1,454
2014	.	1,209
2015	.	968
2016	.	883
Thereafter		9,496
Total		$15,841